Share-Based Compensation - Schedule of Restricted Stock Units Award Activity (Detail) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs		671,604
Restricted stock units (RSUs) [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance		1,624,541	1,246,084
Conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	[1]	671,604
Effect of the spin-offs		439,113
Granted		1,313,783	1,169,238	679,546	1,883,454
Vested		(876,145)	(683,262)
Forfeited		(47,971)	(107,519)
Outstanding, ending balance		3,124,925	1,624,541	1,246,084
Weighted average grant date fair value, outstanding beginning balance		$ 65.24	$ 73.44
Weighted average grant date fair value, conversion from Performance Shares to Restricted Stock Units upon completion of the spin-offs	[1]	72.42
Weighted average grant date fair value, effect of the spin-offs		57.60
Weighted average grant date fair value, granted		58.02	59.73	$ 82.38	$ 64.59
Weighted average grant date fair value, vested		47.19	70.50
Weighted average grant date fair value, forfeited		47.97	66.90
Weighted average grant date fair value, outstanding ending balance		$ 52.01 [2]	$ 65.24	$ 73.44

[1]	Represents all performance shares outstanding as of December 31, 2016.
[2]	The weighted average grant date fair value was adjusted to reflect the Conversion Factor.